Long-Duration Insurance Contracts Relating to Life Insurance Operations - Schedule of Liability For Future Policy Benefit, Weighted Average Duration (Detail)	Mar. 31, 2025	Mar. 31, 2024
Yen-denominated insurance (First Sector)
Liability for Future Policy Benefit, Activity [Line Items]
Liability for future policy benefit weighted average duration	35 years 1 month 6 days	36 years 4 months 24 days
Yen-denominated insurance (Third Sector)
Liability for Future Policy Benefit, Activity [Line Items]
Liability for future policy benefit weighted average duration	32 years 6 months	34 years 8 months 12 days
Foreign currency denominated insurance
Liability for Future Policy Benefit, Activity [Line Items]
Liability for future policy benefit weighted average duration	33 years 6 months	36 years 10 months 24 days